Goodwill and Other Intangible Assets - Additional Information (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	[1]	€ 40,283	€ 43,384
Carrying amount of intangible assets	[1]	20,431	22,629
Marketed products
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount of intangible assets		€ 11,000	12,700
Weighted average amortization period		10 years
Technological platforms
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount of intangible assets		€ 1,000	€ 1,100
Weighted average amortization period		18 years

[1]	These unaudited condensed half year consolidated financial statements as of June 30, 2025 should be read in conjunction with Sanofi’s audited consolidated financial statements as of December 31, 2024.